Capital and Risk Management - Disclosure Of Movement In The Expected Credit Loss Allowance Related To Trade Receivables and Long Term Receivables (Detail) - Trade receivables and long term receivables [Member] - CAD ($)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 606,030	$ 382,901
Increase in loss allowance	1,162,537	443,961
Amounts written off during the year as uncollectible	(65,930)	(220,832)
Effects of movement in exchange rates	4,581
Total	$ 1,707,218	$ 606,030